Acquisitions of Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2025
Acquisitions of Subsidiaries [Abstract]
Schedule of Net Cash Inflow on Acquisition

Assets acquired and liabilities recognized at the date of acquisition:

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and cash equivalents	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,582)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)
(3,159)

Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	15,496
Intangible assets	119,108
Financial assets at FVTPL	6,813
Accounts receivable	3,968
Prepayments, deposits and other receivables	225
Cash and cash equivalents	4,784
Accounts payables	(714)
Other payables and accruals	(4,023)
Contract liabilities	(423)
Amount due to AMTD Group	(21,326)
Tax liabilities	(17)
Bank borrowings	(11,086)
Deferred tax liability	(5,652)
Net assets acquired	107,153

Less: non-controlling interests of TGE	(58,484)
Other reserve attributable to the owners of the Company	48,669

Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	189,826
Accounts receivable	920
Prepayments, deposits and other receivables	622
Cash and cash equivalents	4,273
Accounts payables	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Contract liabilities	(471)
Amount due to shareholders	(47,157)
Tax liabilities	(214)
Bank borrowings	(159,722)
Non-controlling interests	6,817
Net assets acquired	(7,095)
Interests in joint venture eliminated	(7,095)

Schedule of Reserves Arising on Acquisition

Reserves arising on acquisition:

Consideration transferred	266,647
Plus: non-controlling interests of WME Assets	(336)
Plus: non-controlling interests of WME Assets’ subsidiaries	5,361
Less: recognized amounts of net assets acquired	3,159
274,831

Schedule of Net Cash Inflow on Acquisition

Net cash inflow on acquisition of WME Assets:

Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860
3,860

Net cash inflow on acquisition of TGE:

Cash and cash equivalent balances acquired	4,784

Net cash inflow on consolidation of Singapore hotel companies:

Cash and cash equivalent balances acquired	4,273